Non-current financial debt (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Disclosure of non-current portion of non-current borrowings by type
(USD millions)	2018	2017

Straight bonds	25 283	22 957

Liabilities to banks and other financial institutions [1]	285	539

Finance lease obligations	92	87

Total, including current portion of non-current financial debt	25 660	23 583

Less current portion of non-current financial debt	– 3 190	– 359

Total non-current financial debts	22 470	23 224

[1] Average interest rate 0.3% (2017: 0.3%)

Disclosure of detailed information about borrowings
Coupon	Currency	Nominal amount	Issuance year	Maturity year	Issuer	Issue price	2018 (USD millions)	2017 (USD millions)

5.125%	USD	3 000	2009	2019	Novartis Securities Investment Ltd., Hamilton, Bermuda	99.822%	3 000	2 997

4.400%	USD	1 000	2010	2020	Novartis Capital Corporation, New York, United States	99.237%	998	997

2.400%	USD	1 500	2012	2022	Novartis Capital Corporation, New York, United States	99.225%	1 493	1 491

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	489	489

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%	2 137	2 134

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 825	1 824

0.750%	EUR	600	2014	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.134%	683	713

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	684	714

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	508	513

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	558	564

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	330	333

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 732	1 730

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 219	1 218

0.125%	EUR	1 250	2016	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.127%	1 419	1 480

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	563	588

1.800%	USD	1 000	2017	2020	Novartis Capital Corporation, New York, United States	99.609%	998	996

2.400%	USD	1 000	2017	2022	Novartis Capital Corporation, New York, United States	99.449%	995	993

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	989	988

0.000%	EUR	1 250	2017	2021	Novartis Finance S.A., Luxembourg, Luxembourg	99.133%	1 421	1 480

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	684	715

0.500%	EUR	750	2018	2023	Novartis Finance S.A., Luxembourg, Luxembourg	99.655%	853

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	856

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	849

Total straight bonds							25 283	22 957

Non-current financial debt including current portion by maturity
(USD millions)	2018	2017

2018		359

2019	3 190	3 173

2020	2 006	1 997

2021	2 111	2 194

2022	2 585	2 485

2023	2 278	1 480

After 2023	13 490	11 895

Total	25 660	23 583

Non-current financial debt including current portion by currency
(USD millions)	2018	2017

US dollar (USD)	15 964	15 945

Euro (EUR)	8 028	5 695

Japanese yen (JPY)	272	533

Swiss franc (CHF)	1 396	1 410

Total	25 660	23 583

Comparison of balance sheet and fair value of total non-current financial debt including current portion
(USD millions)	2018 Balance sheet	2018 Fair values	2017 Balance sheet	2017 Fair values

Straight bonds	25 283	25 438	22 957	23 835

Others	377	377	626	626

Total	25 660	25 815	23 583	24 461

Collaerallized non-current financial debt and pledged assets
(USD millions)	2018	2017

Total net book value of property, plant & equipment pledged as collateral for non-current financial debts	96	84